Equity (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Preferred Shares Issued and Outstanding

Preferred Shares issued and outstanding changed as follows during the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
Preferred Shares outstanding, beginning of year	70,002	9,995,739
Conversion of Preferred Shares into Common Shares	(4,716)	(9,925,737)

Preferred Shares outstanding, end of year	65,286	70,002

Summary of Changes in Common Shares Issued

Common Shares issued changed as follows during the year ended December 31, 2012 and 2011:

	December 31
	2012	2011
Common Shares issued, beginning of year	101,342,718	53,808,461
Conversion of Preferred Shares upon merger transaction	—	(12,650,341)
Issuance of Common Shares upon merger transaction	—	60,150,177
Issuance of Common Shares upon exercise of options	499,239	34,421
Issuance of Common Shares upon equity transactions	16,424,696	—
Conversion of Preferred Shares into Common Shares	12,881	—

Common Shares issued, end of year	118,279,534	101,342,718

Summary of Changes in Common Shares Outstanding

Common Shares outstanding is determined as follows:

	December 31
	2012	2011
Common Shares issued	118,279,534	101,342,718
Repurchase of Common Shares for escrowed stock plan (Note 13 (a))	(2,000,000)	(2,000,000)

Common Shares outstanding	116,279,534	99,342,718